Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of the acquisition date, the transfer price, acquisition assets, liabilities, and non-controlling interests related to the business combination
1)	As of the acquisition date, the transfer price, acquisition assets, liabilities, and non-controlling interests related to the business combination are as follows (Unit: Korean Won in millions):

Amount
Fair value of transfer price
Cash	130,424
Amount recognized as assets and liabilities
Cash and cash equivalents	5,607
Financial assets at amortized cost	95,587
Other assets	24,096
Borrowings	25,932
Other liabilities	10,150
Fair value of identifiable net assets	89,208
Non-controlling interests (*1)	16,453
Goodwill	57,670

(*1)	Represents amount of a proportionate interest of the fair value of indentifiable net assets.